SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Globis Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

In January 2022, the Company increased the principal amount available under the Note (as defined in Note 1 under Liquidity) to $7,000,000.